GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Recognized impairment loss	$ 0	$ 0	$ 0